DERIVATIVES, Dedesignated Derivative Liabilities (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) Instrument	Dec. 31, 2017 USD ($)
Derivatives [Abstract]
Credit risk adjusted fair value	$ (8,558)	$ (7,344)
Dedesignated Derivatives [Member]
Derivatives [Abstract]
Quantity | Instrument	1
Contract notional amount	$ 262,734
Credit risk adjusted fair value	(590)
Dedesignated Derivatives [Member] | Derivative Liabilities [Member]
Derivatives [Abstract]
Gain recognized into earnings	$ 906
Dedesignated Derivatives [Member] | Interest Rate Swap Contracts [Member]
Derivatives [Abstract]
Quantity | Instrument	1
Maturity date	Feb. 09, 2019
Hedge interest rate	3.47%
Contract notional amount	$ 262,734
Credit risk adjusted fair value	(256)
Accrued interest	(334)
Gain recognized into earnings	$ 906